Note 3 - Summary of Significant Accounting Policies - Useful Life of Intangible Assets (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets, Current	$ 620,013	$ 109,753	$ 126,599
Rent Receivables Current [Member]
Other Assets, Current	$ 480,269	$ 0